General Information	12 Months Ended
Dec. 31, 2021
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 – GENERAL INFORMATION

a. General

Enlivex Therapeutics Ltd. (the “Parent” and, including its consolidated subsidiaries, “we”, “us”, “our” or the “Company”) is a clinical-stage macrophage reprogramming immunotherapy company originally incorporated on January 22, 2012 under the laws of the State of Israel as Bioblast Pharma Ltd. On March 26, 2019, upon consummation of a merger transaction between the Parent and Enlivex Therapeutics R&D Ltd., (“Enlivex R&D”, formerly known as Enlivex Therapeutics Ltd.), pursuant to which a wholly owned subsidiary of the Parent merged with and into Enlivex R&D (the “Merger”), the Parent changed its name to Enlivex Therapeutics Ltd. The Merger has been treated as a reverse recapitalization of the Parent for financial accounting and reporting purposes, Enlivex R&D was treated as the acquirer and the Parent was treated as the acquired entity.

As a result of the Merger, the financial statements of the Company prior to the Merger are the historical financial statements of Enlivex R&D whereas the financial statements of the Company after the Merger reflect the results of the consolidated operations. Enlivex R&D was incorporated in September 2005 under the laws of the State of Israel. In January 2015, Bioblast Pharma Inc. was established in the State of Delaware as a wholly owned subsidiary of the Parent, and, on July 1, 2020 changed its name to Enlivex Therapeutics Inc. On June 21, 2021 Enlivex Therapeutics RDO Ltd. was established in Israel as a wholly owned subsidiary of the Parent.

The Company is a clinical stage macrophage reprogramming immunotherapy company, developing AllocetraTM, a universal, off-the-shelf cell therapy designed to reprogram macrophages into their homeostatic state. Resetting non-homeostatic macrophages into their homeostatic state is critical for immune system rebalancing and resolution of life-threatening conditions. Non-homeostatic macrophages contribute significantly to the severity of certain diseases, which include solid tumors, sepsis and others.

AllocetraTM is based on the discoveries of Professor Dror Mevorach, an expert on immune activity, macrophage activation and clearance of dying (apoptotic) cells, in his laboratory in the Hadassah University Hospital located in the State of Israel.

The Company’s ordinary shares are traded under the symbol “ENLV” on both the Nasdaq Capital Market and on the Tel Aviv Stock Exchange.

b. Financial resources

The Company devotes substantially all of its efforts toward research and development activities and raising capital. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding before the Company achieves sustainable revenues and profit from operations.

Research and development activities have required significant capital investment since the Company’s inception. The Company expects its operations to continue to require additional cash investment to pursue the Company’s research and development activities, including preclinical studies, formulation development, clinical trials and related drug manufacturing. The Company has not generated any revenues or product sales and has not achieved profitable operations or positive cash flow from operations. The Company’s has incurred net losses since its inception, and, as of December 31, 2021, had an accumulated deficit of $52 million.

The Company raised $53.2 million (after deducting placement agent fees and offering expenses) in conjunction with a securities offering during 2021 and an additional $7.8 million from exercises of options and warrants. However, the Company expects to continue to incur losses for at least the next several years, and, over that period, the Company will need to raise additional financing or enter into partnerships to fund its development. If the Company is not able to achieve its funding requirements, it may be required to reduce discretionary spending, may not be able to continue the development of its product candidates or may be required to delay part of its development programs, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives.

The Company’s ability to continue to operate in the long term is dependent upon additional financial support. There can be no assurances that additional financing will be secured or, if secured, will be on favorable terms. The ability of the Company to transition to profitability in the longer term is dependent on developing products and product revenues to support its expenses.

The Company’s management and board of directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company’s products for at least twelve months from the filing of the Company’s Annual Report on Form 20-F for the year ended December 31, 2021, of which these audited consolidated financial statements form a part. The Company may determine, however, to raise additional capital during such period as its Board of Directors deems prudent.